Income Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Beginning balance, Deferred tax assets	€ 7,820	€ 8,229
Additions	1,866	1,702
Disposals	(1,844)	(1,711)
Transfers	(79)	(196)
Translation differences and hyperinflation adjustments	(127)	(211)
Company movements and others	(5)	7
Ending balance, Deferred tax assets	7,631	7,820
Beginning balance, Deferred tax liabilities	2,145	2,395
Additions	916	579
Disposals	(320)	(413)
Transfers	(204)	(391)
Translation differences and hyperinflation adjustments	130	(70)
Company movements and others	7	45
Ending balance, Deferred tax liabilities	€ 2,674	€ 2,145